UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues
Brokerage commission and handling charge income	$ 2,001,246	$ 2,122,679	$ 2,959,050	$ 3,056,091
Interest income	1,195,661	1,268,940	2,076,484	1,900,608
Other income	190,821	389,842	297,774	555,812
Total revenues	3,387,728	3,781,461	5,333,308	5,512,511
Costs
Brokerage commission and handling charge expenses	(183,221)	(359,002)	(265,795)	(484,462)
Interest expenses	(65,827)	(246,967)	(110,525)	(321,286)
Processing and servicing costs	(186,799)	(116,024)	(277,642)	(183,463)
Total costs	(435,847)	(721,993)	(653,962)	(989,211)
Total gross profit	2,951,881	3,059,468	4,679,346	4,523,300
Operating expenses
Research and development expenses	(574,174)	(310,787)	(887,613)	(534,692)
Selling and marketing expenses	(507,235)	(652,036)	(742,692)	(1,055,101)
General and administrative expenses	(388,532)	(174,365)	(600,802)	(311,147)
Total operating expenses	(1,469,941)	(1,137,188)	(2,231,107)	(1,900,940)
Others, net	(115,819)	(19,593)	(219,175)	(9,691)
Income before income tax expenses and share of loss from equity method investment	1,366,121	1,902,687	2,229,064	2,612,669
Income tax expenses	(143,198)	(206,497)	(247,572)	(301,268)
Share of loss from equity method investment	(9,398)		(13,324)
Net income	1,213,525	1,696,190	1,968,168	2,311,401
Net income attributable to ordinary shareholders of the Company	1,213,525	1,696,190	1,968,168	2,311,401
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	(18,540)	2,954	(126,642)	24,084
Total comprehensive income	$ 1,194,985	$ 1,699,144	$ 1,841,526	$ 2,335,485
Net income per share attributable to ordinary shareholders of the Company
Basic	$ 1.05	$ 1.45	$ 1.72	$ 1.94
Diluted	$ 1.04	$ 1.42	$ 1.70	$ 1.91
Weighted average number of ordinary shares used in computing net income per share
Basic	1,158,972,163	1,173,661,489	1,147,484,439	1,192,527,761
Diluted	1,169,572,515	1,194,580,873	1,158,401,576	1,212,191,974
ADS
Net income per share attributable to ordinary shareholders of the Company
Basic	$ 8.38	$ 11.56	$ 13.72	$ 15.50
Diluted	$ 8.30	$ 11.36	$ 13.59	$ 15.26